Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 93,625	$ 237,561
Prepaid rent	101,298	88,804
Security deposits - current portion	51,107	1,553
Prepaid expenses and other current assets	84,430	23,360
Total Current Assets	330,460	351,278
NON-CURRENT ASSETS:
Security deposit - noncurrent portion		37,875
Property and equipment, net	32,428	37,553
Total Non-current Assets	32,428	75,428
Total Assets	362,888	426,706
CURRENT LIABILITIES:
Deferred revenue	79,182
Salary payable	185,434	101,937
Accrued liabilities and other payables	283,496	334
Investee losses in excess of investment controlled by major shareholders	19,426
Due to related parties	239,635
Total Current Liabilities	807,173	102,271
Total Liabilities	807,173	102,271
Commitments and Contingencies
SHAREHOLDERS' (DEFICIT) EQUITY:
Common shares ($0.001 par value; 500,000,000 shares authorized; 54,000,000 shares issued and 18,000,000 shares outstanding as of December 31, 2018; 54,000,000 shares issued and outstanding as of December 31, 2017)	54,000	54,000
Additional paid-in capital	3,759,008	2,092,140
Less: treasury stock, at cost; (36,000,000 and 0 shares as of December 31, 2018 and 2017, respectively)	(36,000)
Accumulated deficit	(4,132,069)	(1,783,067)
Accumulated other comprehensive loss	(89,224)	(38,638)
Total Shareholders' (Deficit) Equity	(444,285)	324,435
Total Liabilities and Shareholders' (Deficit) Equity	$ 362,888	$ 426,706